Summary of Significant Accounting Policies (Tables)	Dec. 31, 2010
Exploration And Evaluation Costs [Abstract]
Exploration And Evaluation Costs Alternative Effects [Text Block]
	2010	2009	2008
Net income ($ millions)	27	16	10
Earnings per share (1)(cents)	7	4	3

Retained income - January 1 ($ millions)	86	70	60
Retained income - December 31 ($ millions)	113	86	70

(1) Impact per basic and diluted earnings per common share.